SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of net revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
SIGNIFICANT ACCOUNTING POLICIES
Total	$ 3,008,908	$ 2,250,233	$ 1,490,440
Learning services and others
SIGNIFICANT ACCOUNTING POLICIES
Total	1,946,958	1,534,815	1,051,783
Learning content solutions
SIGNIFICANT ACCOUNTING POLICIES
Total	$ 1,061,950	$ 715,418	$ 438,657